Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Entity File Number	001-43107
Entity Registrant Name	Satellos Bioscience Inc.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2834
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Royal Bank Plaza, South Tower,
Entity Address, Adress Line Two	200 Bay Street,
Entity Address, Address Line Three	Suite 2800
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M5J 2J1
City Area Code	647
Local Phone Number	660-1780
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	MSLE
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	15,458,903
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	271
Entity Central Index Key	0001421642
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	Satellos Bioscience US, Inc.
Entity Address, Address Line One	6 Liberty Square 2089
Entity Address, City or Town	Boston
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	647
Local Phone Number	660-1780